UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:           03/31/09

Check here if Amendment /  /; Amendment Number:
This Amendment (Check only one):    /  / is a restatement
                                    /  / adds new holdings entries.

Institutional Investment Manager Filing this Report:

WESTCLIFF CAPITAL MANAGEMENT, LLC
200 Seventh Avenue, Suite 105
Santa Cruz, CA  95062

Form 13F File Number:  028-07054

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

RICHARD S. SPENCER III
Managing Member of Westcliff Capital Management, LLC
831-477-4412


Signature, Place and Date of Signing:

/s/ Richard S. Spencer III
-------------------------------------
Richard S. Spencer III
Santa Cruz, CA
05/14/2009


Report Type (Check only one):

/x/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s))

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s))

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                       0

Form 13F Information Table Entry Total:                 57

Form 13F Information Table Value Total (x$1000):   $53,769

List of Other Included Managers:    		      None

                                               Westcliff Capital Management, LLC
                                                   FORM 13F INFORMATION TABLE
							  03/31/2009


		               TITLE		 VALUE     SHARES/   SH/  PUT/  INVSTMT OTHER     VOTING AUTHORITY
NAME OF ISSUER		     OF CLASS   CUSIP    (X$1000)  PRN AMT   PRN  CALL  DSCRETN MGERS    SOLE   SHARED  NONE
---------------------------  -------- --------- ---------- --------  ---  ----  ------- ------  ------  ------  ----
--------------------------------------------------------------------------------------------------------------------
agnico-eagle mines ltd		COM	008474108   2564     45045    SH	Sole		  45045
aurora oil & gas corp		COM	052036100    253   3673000    SH	Sole		3673000
bank of america corporation	COM	06605F102    183     26760    SH	Sole		  26760
barrick gold corp		COM	067901108   1441     44435    SH	Sole		  44435
big lots inc			COM	089302103    261     12570    SH	Sole		  12570
bj svcs co			COM	055482103   1286    129220    SH	Sole		 129220
blue coat systems inc		COM	09534T508    277     23060    SH	Sole		  23060
brigham exploration co		COM	109178103    576    303390    SH	Sole		 303390
carrizo oil & co inc		COM	144577103    607     68300    SH	Sole		  68300
ce franklin ltd			COM	125151100   2780    671541    SH	Sole		 671541
citigroup inc			COM	172967101    115     45320    SH	Sole		  45320
cogent inc			COM	19239Y108    279     23440    SH	Sole		  23440
complete production services	COM	20453E109   1944    631210    SH	Sole		 631210
comstock res inc		COM	205768203    761     25550    SH	Sole		  25550
concurrent computer corp new	COM	206710402    308     85220    SH	Sole		  85220
diedrich coffee inc warrants	COM	253675110      0    208331    SH	Sole		 208331
electroglas inc			COM	285324109     72   1448504    SH	Sole		1448504
energy fuels inc		COM	292671104    231   1321230    SH	Sole		1321230
energy xxi (bermuda) ltd	COM	G10082108    278    741135    SH	Sole		 741135
energy xxi acq cp b regs bermu	COM	G10082124     64    134540    SH	Sole		 134540
evergreen energy inc		COM	30024B104   2046   1469573    SH	Sole		1469573
evergreen energy inc warrants	COM	30024B104      0   5556290    SH	Sole		5556290
exco resources inc		COM	269279402   2605    260490    SH	Sole		 260490
forest oil corp			COM	346091705    423     32140    SH	Sole		  32140
goldcorp inc			COM	380956409   1669     50090    SH	Sole		  50090
goodrich pete corp		COM	382410405    441     22800    SH	Sole		  22800
gse sys inc			COM	36227K106   1278    214750    SH	Sole		 214750
gse systems inc warrants	COM	36227K106      0     81667    SH	Sole		  81667
hercules offshore inc		COM	427093109   1356    858175    SH	Sole		 858175
icu med inc			COM	44930G107   1247     38830    SH	Sole		  38830
jpmorgan & chase & co		COM	46625H100    235      8830    SH	Sole		   8830
kinross gold corp		COM	496902404   2511    140525    SH	Sole		 140525
kodiak oil & gas corp		COM	50015Q100    342    963337    SH	Sole		 963337
neutral tandem inc		COM	64128B108    694     28210    SH	Sole		  28210
newmont mining corp		COM	651639106   2599     58055    SH	Sole		  58055
paladin res nl			COM	Q7264T104    572    233600    SH	Sole		 233600
patterson uti energy inc	COM	703481101   1529    170660    SH	Sole		 170660
petrohawk energy corp		COM	716495106   2418    125730    SH	Sole		 125730
pioneer drilling co		COM	723655106   1119    341087    SH	Sole		 341087
precision drilling corp		COM	740215108   2234    833470    SH	Sole		 833470
proshares tr ultrshrt 20yrs	COM	74347R297   3133     71790    SH	Sole		  71790
red robin gourmet burgers	COM	75689M101    279     15850    SH	Sole		  15850
shaw group inc			COM	820280105   1121     40910    SH	Sole		  40910
smith intl inc			COM	832110100    515     23970    SH	Sole		  23970
superior well svcs inc		COM	86837X105    582    113371    SH	Sole		 113371
supportsoft inc			COM	868587106   1449    754501    SH	Sole		 754501
synaptics inc			COM	87157D109   2383     89050    SH	Sole		  89050
tesco corp			COM	88157K101    603     77080    SH	Sole		  77080
treasur island rty tr unit	COM	894626209    408   1274742    SH	Sole		1274742
uex corp			COM	902666106    402    609860    SH	Sole		 609860
union drilling inc		COM	90653P105   1231    323869    SH	Sole		 323869
ur energy inc			COM	91688R108    408    769280    SH	Sole		 769280
uranium energy corp com		COM	916896103    527    877934    SH	Sole		 877934
w & t offshore inc		COM	92922P106    135     21900    SH	Sole		  21900
weatherford international ltd	COM	G95089101    524     47320    SH	Sole		  47320
wells fargo & company		COM	949746101    150     10530    SH	Sole		  10530
whole foods mkt inc		COM	966837106    322     19180    SH	Sole		  19180

REPORT SUMMARY 		 57	DATA RECORDS	   53769   0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED